Employee deferred compensation	6 Months Ended
Jun. 30, 2013
Employee deferred compensation
Note 21 Employee deferred compensation

> Refer to “Note 22 – Employee deferred compensation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 and “Note 26 – Employee deferred compensation” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for further information.

Deferred compensation expense

in	6M13	6M12
Deferred compensation expense (CHF million)
Share awards	453	411
Performance share awards	326	197
Plus Bond awards [1]	16	0
2011 Partner Asset Facility awards [2]	(30)	513
Adjustable Performance Plan share awards	21	0
Adjustable Performance Plan cash awards [3]	(1)	203
Restricted Cash Awards	91	86
Scaled Incentive Share Units	23	61
Incentive Share Units [3]	(2)	33
2008 Partner Asset Facility awards [2]	53	61
Other cash awards	234	166
Total deferred compensation expense	1,184	1,731
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 6M13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
3 Includes claw backs.

Estimated unrecognized deferred compensation expense

end of	6M13
Estimated unrecognized deferred compensation expense (CHF million)
Share awards	1,177
Performance share awards	487
Plus Bond awards	28
Adjustable Performance Plan share awards	25
Adjustable Performance Plan cash awards	33
Restricted Cash Awards	206
Scaled Incentive Share Units	33
Other cash awards	155
Total	2,144

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.8

On January 17, 2013, the Bank granted share awards, performance share awards, Plus Bond awards and Restricted Cash Awards as part of the 2012 variable compensation. Expense recognition for these awards began in 6M13 and will continue over the remaining service or vesting period of each respective award.

Share awards

In 6M13, the Bank granted 38.9 million shares at a weighted-average share price of CHF 26.40. Each share award granted entitles the holder of the award to receive one Group share, does not contain a leverage component or a multiplier effect and is subject to service conditions as it vests over three years, such that the share award vests equally on each of the three anniversaries of the grant date.

Performance share awards

In 6M13, the Bank granted 26.2 million performance shares at a weighted-average share price of CHF 26.44. Each performance share award granted entitles the holder of the award to receive one Group share. The performance share award also vests over three years such that the performance share award vests equally on each of the three anniversaries of the grant date. Unlike the share award, however, the outstanding performance share award is subject to a negative adjustment in the event of a divisional loss or a negative return on equity of the Group.

Plus Bond awards

In 6M13, managing directors and directors outside of the Investing Banking division were given the opportunity to voluntarily reallocated a portion of the share award component of their deferred awards into Plus Bond awards. The Plus Bond awards resulting from the voluntary reallocation offer had a notional value of CHF 38 million, will vest on the third anniversary of the grant date on January 17, 2016 and will be expensed over the vesting period.

Restricted Cash Awards

In 6M13, managing directors and directors in the Investing Banking division received the cash component of the variable compensation in the form of Restricted Cash Awards, which are cash payments that are subject to a pro-rata repayment in the event of voluntary resignation or termination for cause within three years of the grant. The Bank granted Restricted Cash Awards with a total value of CHF 299 million.

Incentive Share Units

In 6M13, ISU leverage Units granted in 2010 were settled. In accordance with the terms of the plan, the ISU leverage unit did not have a value at settlement.

Share-based award activity

	6M13
Number of awards (in millions)	Share awards	Performance share awards	Adjustable Performance Plan share awards		SISU awards	ISU awards
Share-based award activity
Balance at beginning of period	55.1	22.9	29.7		9.4	3.6
Granted	38.9	26.2	1.1	[1]	0.0	0.0
Settled	(17.7)	(7.4)	(16.5)		(4.7)	(1.7)
Forfeited	(1.4)	(0.6)	(0.2)		(0.1)	(0.2)
Balance at end of period	74.9	41.1	14.1		4.6	1.7
of which vested	4.1	1.4	0.7		1.1	0.1
of which unvested	70.8	39.7	13.4		3.5	1.6
1 Represents additional units earned in 6M13 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.